Segments and Related Information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 item	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segments and related information
Number of business segments			2		2
Revenues:
Net gains on mortgage loans held for sale at fair value	$ 42,654,000	$ 14,790,000	$ 82,611,000	$ 28,727,000	$ 118,170,000	$ 13,029,000	$ 2,008,000
Loan origination fees	6,312,000	2,452,000	11,980,000	2,687,000	9,634,000	669,000	734,000
Fulfillment fee revenue					62,906,000	1,744,000	80,000
Net servicing income	22,069,000	7,658,000	38,111,000	19,234,000	40,105,000	28,667,000	26,001,000
Management fees	10,429,000	4,856,000	18,835,000	9,049,000	24,504,000	18,399,000	15,427,000
Carried interest from Investment Funds	2,862,000	2,110,000	7,599,000	3,899,000	10,473,000	12,596,000	24,654,000
Interest	4,474,000	2,146,000	6,217,000	2,577,000	6,354,000	1,532,000	195,000
Total net revenue	110,777,000	42,569,000	216,475,000	81,519,000	272,965,000	76,659,000	69,229,000
Expenses:
Interest	4,200,000	1,122,000	7,530,000	2,184,000	7,879,000	1,875,000	790,000
Other	14,009,000	4,477,000	25,403,000	8,395,000
Total expenses	60,548,000	32,091,000	110,953,000	56,479,000	154,642,000	61,960,000	36,187,000
Net income					118,323,000	14,699,000	33,042,000
Segment assets at year end	1,280,780,000	505,636,000	1,280,780,000	505,636,000	832,163,000	289,281,000
PMT
Revenues:
Fulfillment fee revenue	22,054,000	7,715,000	50,298,000	13,839,000
Management fees	8,455,000	2,488,000	14,947,000	4,292,000	15,141,000	8,456,000	5,484,000
Other					817,000	23,000	130,000
Investment Funds
Revenues:
Management fees	1,974,000	2,368,000	3,888,000	4,757,000	9,363,000	9,943,000	9,943,000
Carried interest from Investment Funds	2,862,000	2,110,000	7,599,000	3,899,000	10,473,000	12,596,000	24,654,000
Operating segment
Revenues:
Net gains on mortgage loans held for sale at fair value					118,170,000	13,029,000	2,008,000
Loan origination fees					9,634,000	669,000	734,000
Net servicing income					40,105,000	28,667,000	26,001,000
Management fees					24,504,000	18,399,000	15,427,000
Interest					6,354,000	1,532,000	195,000
Other					819,000	23,000	130,000
Total net revenue					272,965,000	76,659,000	69,229,000
Expenses:
Interest					7,879,000	1,875,000	790,000
Other					146,763,000	60,085,000	35,397,000
Total expenses					154,642,000	61,960,000	36,187,000
Net income					118,323,000	14,699,000	33,042,000
Segment assets at year end					832,163,000	289,281,000	128,402,000
Operating segment | PMT
Revenues:
Fulfillment fee revenue					62,906,000	1,744,000	80,000
Operating segment | Investment Funds
Revenues:
Carried interest from Investment Funds					10,473,000	12,596,000	24,654,000
Operating segment | Mortgage banking
Revenues:
Net gains on mortgage loans held for sale at fair value	42,654,000	14,790,000	82,611,000	28,727,000	118,170,000	13,029,000	2,008,000
Loan origination fees	6,312,000	2,452,000	11,980,000	2,687,000	9,634,000	669,000	734,000
Net servicing income	22,069,000	7,658,000	38,111,000	19,234,000	40,105,000	28,667,000	26,001,000
Interest	4,469,000	2,145,000	6,207,000	2,575,000	6,349,000	1,528,000	176,000
Other					2,000
Total net revenue	97,238,000	34,881,000	188,974,000	67,879,000	237,166,000	45,637,000	28,999,000
Expenses:
Interest	4,200,000	1,122,000	7,530,000	2,184,000	7,879,000	1,875,000	790,000
Other	13,860,000	4,265,000	25,115,000	8,067,000	136,109,000	47,904,000	25,821,000
Total expenses	57,353,000	29,990,000	105,259,000	52,704,000	143,988,000	49,779,000	26,611,000
Net income					93,178,000	(4,142,000)	2,388,000
Segment assets at year end	1,234,766,000	491,892,000	1,234,766,000	491,892,000	793,630,000	242,962,000	92,844,000
Operating segment | Mortgage banking | PMT
Revenues:
Fulfillment fee revenue	22,054,000	7,715,000	50,298,000	13,839,000	62,906,000	1,744,000	80,000
Operating segment | Investment management
Revenues:
Management fees	10,429,000	4,856,000	18,835,000	9,049,000	24,504,000	18,399,000	15,427,000
Interest	5,000	1,000	10,000	2,000	5,000	4,000	19,000
Other					817,000	23,000	130,000
Total net revenue	13,539,000	7,688,000	27,501,000	13,640,000	35,799,000	31,022,000	40,230,000
Expenses:
Other	149,000	212,000	288,000	328,000	10,654,000	12,181,000	9,576,000
Total expenses	3,195,000	2,101,000	5,694,000	3,775,000	10,654,000	12,181,000	9,576,000
Net income					25,145,000	18,841,000	30,654,000
Segment assets at year end	46,014,000	13,744,000	46,014,000	13,744,000	38,533,000	46,319,000	35,558,000
Operating segment | Investment management | Investment Funds
Revenues:
Carried interest from Investment Funds	$ 2,862,000	$ 2,110,000	$ 7,599,000	$ 3,899,000	$ 10,473,000	$ 12,596,000	$ 24,654,000